Leases - Summary of Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Presentation of leases for lessee [abstract]
Right-of-use assets	$ 16,580	$ 27,746	[1]
Depreciation expense of right-of-use-assets	$ 6,137	$ 5,593		$ 2,810

[1]	Government and other grants have been restated due to a presentational error - see Note 21.